Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2020
Assets
Trading assets	141,930	63,169	3,865	208,964
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	16,054	15,327	10,404	41,785
Derivatives	2,126	307,800	3,855	313,781
Financial investments	311,685	89,304	3,339	404,328
Liabilities
Trading liabilities	63,204	16,303	105	79,612
Financial liabilities designated at fair value	1,059	150,541	5,008	156,608
Derivatives	2,002	297,332	3,725	303,059

At 31 Dec 2019
Assets
Trading assets	186,653	62,639	4,979	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	18,626	15,525	9,476	43,627
Derivatives	1,728	239,131	2,136	242,995
Financial investments	261,341	93,018	3,218	357,577
Liabilities
Trading liabilities	66,925	16,192	53	83,170
Financial liabilities designated at fair value	9,549	149,901	5,016	164,466
Derivatives	1,331	235,864	2,302	239,497

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2020
Transfers from Level 1 to Level 2	1,342	2,132	217	—	98	7,414	—
Transfers from Level 2 to Level 1	4,353	3,025	154	1	355	—	—

At 31 Dec 2019
Transfers from Level 1 to Level 2	7,965	3,304	—	24	278	—	—
Transfers from Level 2 to Level 1	4,184	2,726	673	111	220	—	117

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	689	3	9,756	—	10,448	3	—	—	3
Asset-backed securities	1,095	674	98	—	1,867	—	—	—	—
Loans held for securitisation	—	1	—	—	1	—	—	—	—
Structured notes	—	3	—	—	3	36	5,003	—	5,039
Derivatives with monolines	—	—	—	75	75	—	—	—	—
Other derivatives	—	—	—	3,771	3,771	—	—	3,717	3,717
Other portfolios	1,555	3,184	550	9	5,298	66	5	8	79
At 30 Jun 2020	3,339	3,865	10,404	3,855	21,463	105	5,008	3,725	8,838
Private equity including strategic investments	716	4	8,831	—	9,551	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	1,628	4,037	578	—	6,243	2	—	—	2
At 31 Dec 2019	3,218	4,979	9,476	2,136	19,809	53	5,016	2,302	7,371

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020		3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss		(13)	(541)	(106)	2,237	—	(117)	2,105
– net income from financial instruments held for trading or managed on a fair value basis		—	(541)	—	2,237	—	—	2,105
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	(106)	—	—	(117)	—
– gains less losses from financial investments at fair value through other comprehensive income		(13)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	(29)	(171)	(4)	(147)	(2)	(78)	(162)
– financial investments: fair value gains/(losses)		(19)	—	—	—	—	—	—
– exchange differences		(10)	(171)	(4)	(147)	(2)	(78)	(162)
Purchases		610	199	1,594	—	63	—	—
New issuances		—	—	—	—	2	1,091	—
Sales		(271)	(577)	(424)	—	(1)	—	—
Settlements		(401)	(22)	(170)	(262)	(12)	(853)	(307)
Transfers out		(22)	(797)	(63)	(139)	(5)	(275)	(270)
Transfers in		247	795	101	30	7	224	57
At 30 Jun 2020		3,339	3,865	10,404	3,855	105	5,008	3,725
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2020		—	(7)	(140)	529	(3)	100	1,104
– net income from financial instruments held for trading or managed on a fair value basis		—	(7)	—	529	(3)	—	1,104
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	(140)	—	—	100	—

At 1 Jan 2019		2,796	6,759	7,080	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		—	(2)	196	(9)	(4)	246	591
– net income from financial instruments held for trading or managed on a fair value basis		—	(2)	—	(9)	(4)	—	591
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	196	—	—	246	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	236	(18)	6	(6)	(1)	(6)	(10)
– financial investments: fair value gains/(losses)		238	—	—	—	—	—	—
– exchange differences		(2)	(18)	6	(6)	(1)	(6)	(10)
Purchases		336	1,145	1,214	—	5	118	—
New issuances		—	154	—	—	—	818	—
Sales		(7)	(487)	(87)	—	(9)	(180)	—
Settlements		(240)	(1,691)	(184)	94	—	(396)	(136)
Transfers out		(4)	(409)	(20)	(622)	(9)	(550)	(189)
Transfers in		179	222	40	50	9	18	21
At 30 Jun 2019		3,296	5,673	8,245	1,930	49	5,396	2,033
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2019		—	2	67	257	(23)	(7)	(320)
– net income from financial instruments held for trading or managed on a fair value basis		—	2	—	257	(23)	—	(320)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	67	—	—	(7)	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2019		3,296	5,673	8,245	1,930	49	5,396	2,033
Total gains/(losses) recognised in profit or loss		6	(110)	391	287	—	(51)	339
– net income from financial instruments held for trading or managed on a fair value basis		—	(110)	—	287	—	—	339
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	391	—	—	(51)	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	73	94	(10)	55	2	24	62
– financial investments: fair value gains/(losses)		63	—	—	—	—	—	—
– exchange differences		10	94	(10)	55	2	24	62
Purchases		357	1,061	1,292	—	3	39	—
New issuances		—	—	—	—	6	783	—
Sales		(49)	(408)	(189)	—	—	(13)	—
Settlements		(89)	(416)	(250)	(194)	(7)	(652)	(26)
Transfers out		(484)	(1,149)	(3)	(88)	—	(529)	(284)
Transfers in		108	234	—	146	—	19	178
At 31 Dec 2019		3,218	4,979	9,476	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	465	279	—	57	(407)
– net income from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	465	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—

1	Included in ‘Financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2020		At 31 Dec 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	77,015	77,122	69,203	69,247
Loans and advances to customers	1,018,681	1,018,036	1,036,743	1,037,543
Reverse repurchase agreements – non-trading	226,345	226,402	240,862	240,906
Financial investments – at amortised cost	89,781	96,434	85,735	89,061
Liabilities
Deposits by banks	82,715	82,718	59,022	58,951
Customer accounts	1,532,380	1,533,284	1,439,115	1,439,512
Repurchase agreements – non-trading	112,799	112,803	140,344	140,344
Debt securities in issue	110,114	110,474	104,555	104,936
Subordinated liabilities	23,621	26,599	24,600	29,246

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2020
Assets
Trading assets	141,930	63,169	3,865	208,964
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	16,054	15,327	10,404	41,785
Derivatives	2,126	307,800	3,855	313,781
Financial investments	311,685	89,304	3,339	404,328
Liabilities
Trading liabilities	63,204	16,303	105	79,612
Financial liabilities designated at fair value	1,059	150,541	5,008	156,608
Derivatives	2,002	297,332	3,725	303,059

At 31 Dec 2019
Assets
Trading assets	186,653	62,639	4,979	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	18,626	15,525	9,476	43,627
Derivatives	1,728	239,131	2,136	242,995
Financial investments	261,341	93,018	3,218	357,577
Liabilities
Trading liabilities	66,925	16,192	53	83,170
Financial liabilities designated at fair value	9,549	149,901	5,016	164,466
Derivatives	1,331	235,864	2,302	239,497

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2020
Transfers from Level 1 to Level 2	1,342	2,132	217	—	98	7,414	—
Transfers from Level 2 to Level 1	4,353	3,025	154	1	355	—	—

At 31 Dec 2019
Transfers from Level 1 to Level 2	7,965	3,304	—	24	278	—	—
Transfers from Level 2 to Level 1	4,184	2,726	673	111	220	—	117

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	689	3	9,756	—	10,448	3	—	—	3
Asset-backed securities	1,095	674	98	—	1,867	—	—	—	—
Loans held for securitisation	—	1	—	—	1	—	—	—	—
Structured notes	—	3	—	—	3	36	5,003	—	5,039
Derivatives with monolines	—	—	—	75	75	—	—	—	—
Other derivatives	—	—	—	3,771	3,771	—	—	3,717	3,717
Other portfolios	1,555	3,184	550	9	5,298	66	5	8	79
At 30 Jun 2020	3,339	3,865	10,404	3,855	21,463	105	5,008	3,725	8,838
Private equity including strategic investments	716	4	8,831	—	9,551	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	1,628	4,037	578	—	6,243	2	—	—	2
At 31 Dec 2019	3,218	4,979	9,476	2,136	19,809	53	5,016	2,302	7,371

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020		3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss		(13)	(541)	(106)	2,237	—	(117)	2,105
– net income from financial instruments held for trading or managed on a fair value basis		—	(541)	—	2,237	—	—	2,105
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	(106)	—	—	(117)	—
– gains less losses from financial investments at fair value through other comprehensive income		(13)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	(29)	(171)	(4)	(147)	(2)	(78)	(162)
– financial investments: fair value gains/(losses)		(19)	—	—	—	—	—	—
– exchange differences		(10)	(171)	(4)	(147)	(2)	(78)	(162)
Purchases		610	199	1,594	—	63	—	—
New issuances		—	—	—	—	2	1,091	—
Sales		(271)	(577)	(424)	—	(1)	—	—
Settlements		(401)	(22)	(170)	(262)	(12)	(853)	(307)
Transfers out		(22)	(797)	(63)	(139)	(5)	(275)	(270)
Transfers in		247	795	101	30	7	224	57
At 30 Jun 2020		3,339	3,865	10,404	3,855	105	5,008	3,725
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2020		—	(7)	(140)	529	(3)	100	1,104
– net income from financial instruments held for trading or managed on a fair value basis		—	(7)	—	529	(3)	—	1,104
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	(140)	—	—	100	—

At 1 Jan 2019		2,796	6,759	7,080	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		—	(2)	196	(9)	(4)	246	591
– net income from financial instruments held for trading or managed on a fair value basis		—	(2)	—	(9)	(4)	—	591
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	196	—	—	246	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	236	(18)	6	(6)	(1)	(6)	(10)
– financial investments: fair value gains/(losses)		238	—	—	—	—	—	—
– exchange differences		(2)	(18)	6	(6)	(1)	(6)	(10)
Purchases		336	1,145	1,214	—	5	118	—
New issuances		—	154	—	—	—	818	—
Sales		(7)	(487)	(87)	—	(9)	(180)	—
Settlements		(240)	(1,691)	(184)	94	—	(396)	(136)
Transfers out		(4)	(409)	(20)	(622)	(9)	(550)	(189)
Transfers in		179	222	40	50	9	18	21
At 30 Jun 2019		3,296	5,673	8,245	1,930	49	5,396	2,033
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2019		—	2	67	257	(23)	(7)	(320)
– net income from financial instruments held for trading or managed on a fair value basis		—	2	—	257	(23)	—	(320)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	67	—	—	(7)	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2019		3,296	5,673	8,245	1,930	49	5,396	2,033
Total gains/(losses) recognised in profit or loss		6	(110)	391	287	—	(51)	339
– net income from financial instruments held for trading or managed on a fair value basis		—	(110)	—	287	—	—	339
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	391	—	—	(51)	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	73	94	(10)	55	2	24	62
– financial investments: fair value gains/(losses)		63	—	—	—	—	—	—
– exchange differences		10	94	(10)	55	2	24	62
Purchases		357	1,061	1,292	—	3	39	—
New issuances		—	—	—	—	6	783	—
Sales		(49)	(408)	(189)	—	—	(13)	—
Settlements		(89)	(416)	(250)	(194)	(7)	(652)	(26)
Transfers out		(484)	(1,149)	(3)	(88)	—	(529)	(284)
Transfers in		108	234	—	146	—	19	178
At 31 Dec 2019		3,218	4,979	9,476	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	465	279	—	57	(407)
– net income from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	465	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—

1	Included in ‘Financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2020		At 31 Dec 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	77,015	77,122	69,203	69,247
Loans and advances to customers	1,018,681	1,018,036	1,036,743	1,037,543
Reverse repurchase agreements – non-trading	226,345	226,402	240,862	240,906
Financial investments – at amortised cost	89,781	96,434	85,735	89,061
Liabilities
Deposits by banks	82,715	82,718	59,022	58,951
Customer accounts	1,532,380	1,533,284	1,439,115	1,439,512
Repurchase agreements – non-trading	112,799	112,803	140,344	140,344
Debt securities in issue	110,114	110,474	104,555	104,936
Subordinated liabilities	23,621	26,599	24,600	29,246